Note 16 - Development Cost	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Development Costs [Text Block]
16.	Development Cost

Initial costs incurred in project development are capitalized and held on the balance sheet. The Company regularly reviews the status of these projects with our development partners and can decide to abandon a project if it becomes uneconomic due to various factors, for example, a change in market conditions leading to higher costs of construction, lower energy rates, political factors or otherwise where governments from time to time may review their laws and policies that support renewable energy and consider actions that would make the laws and policies less conducive to the development and operation of renewable energy facilities, or other factors that change the expected returns on the project. Any reductions or modifications to, or the elimination of, governmental incentives, such as the renewable energy tax credits in the US, or policies that support renewable energy or the imposition of additional taxes or other assessments on renewable energy could result in, among other items, the lack of a satisfactory market for the development and/or financing of new renewable energy projects, our abandoning the development of renewable energy projects, a loss of our investments in the projects, and reduced project returns, any of which could have a material adverse effect on our business, financial condition, results of operations, and prospects. In such an event that Company believes that a capitalized project is no longer viable, then the associated costs are written of as development cost in the income statement. There have been no cancellations of currently capitalized projects in the financial statements as of December 31, 2025 and the Company accounted for $748,000 in development costs for the twelve months ended December 31, 2024.

Miscellaneous development cost relates to cost associated with projects abandoned during various phases, due to lack of technical, legal, or financial feasibility are immediately expensed to development costs.